Angel Oak Strategic Credit Fund
Schedule of Investments
April 30, 2024 (Unaudited)
	Principal
Asset-Backed Securities ― 18.68%	Amount	Value
Automobile ― 7.41%
American Credit Acceptance Receivables Trust, Series 2022-1, Class F, 4.870%, 11/13/2028 (a)	$100,000	$96,842
Avid Automobile Receivables Trust, Series 2021-1, Class D, 1.990%, 4/17/2028 (a)	1,000,000	975,610
Avis Budget Rental Car Funding LLC, Series 2020-1A, Class D, 3.340%, 8/20/2026 (a)	500,000	474,093
Bayview Opportunity Master Fund VII LLC, Series 2024-CAR1, Class E, 8.930% (SOFR30A + 3.600%), 12/26/2031 (a)(b)	337,977	339,340
CAL Receivables LLC, Series 2022-1, Class B, 9.680% (SOFR30A + 4.350%), 10/15/2026 (a)(b)	565,275	566,561
CPS Auto Trust, Series 2024-B, Class E, 8.360%, 11/17/2031 (a)	300,000	300,008
Exeter Automobile Receivables Trust, Series 2024-2A, Class E, 7.980%, 10/15/2031 (a)	200,000	197,106
Flagship Credit Auto Trust, Series 2024-1, Class E, 8.600%, 5/15/2031 (a)	200,000	200,096
GLS Auto Receivables Trust, Series 2023-3A, Class E, 9.270%, 8/15/2030 (a)	300,000	311,137
GLS Auto Receivables Trust, Series 2024-1A, Class E, 7.940%, 10/15/2030 (a)	200,000	197,295
Hertz Vehicle Financing LLC, Series 2022-4A, Class D, 6.560%, 9/25/2026 (a)	265,000	258,909
Lendbuzz Securitization Trust, Series 2023-3A, Class B, 9.170%, 4/16/2029 (a)	251,000	259,422
Prestige Auto Receivables Trust, Series 2024-1A, Class E, 7.940%, 4/15/2031 (a)	200,000	198,927
Research-Driven Pagaya Motor Asset Trust, Series 2021-2A, Class A, 2.650%, 3/25/2030 (a)	202,790	195,909
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class F, 5.790%, 8/15/2028 (a)	250,000	240,999
SBNA Auto Receivables Trust, Series 2024-A, Class E, 8.000%, 4/15/2032 (a)	300,000	297,232
Strike Acceptance Auto Funding Trust, Series 2023-1A, Class A, 8.000%, 5/15/2026 (a)	526,891	525,371
Tricolor Auto Securitization Trust, Series 2022-1A, Class F, 9.800%, 7/16/2029 (a)	100,000	99,622
Tricolor Auto Securitization Trust, Series 2023-1A, Class F, 16.000%, 6/17/2030 (a)	200,000	206,482
United Auto Credit Securitization Trust, Series 2022-2, Class D, 6.840%, 1/10/2028 (a)	1,000,000	995,252
US Auto Funding Trust, Series 2022-1A, Class A, 3.980%, 4/15/2025 (a)	39,373	38,885
US Auto Funding Trust, Series 2022-1A, Class D, 9.140%, 7/15/2027 (a)	1,450,000	145
Veros Automobile Receivables Trust, Series 2023-1, Class D, 11.460%, 8/15/2030 (a)	200,000	208,325
		7,183,568
Consumer ― 10.31%
Affirm Asset Securitization Trust, Series 2023-B, Class E, 11.320%, 9/15/2028 (a)	300,000	302,241
Affirm Asset Securitization Trust, Series 2024-A, Class E, 9.170%, 2/15/2029 (a)	200,000	199,649
Aqua Finance Trust, Series 2021-A, Class C, 3.140%, 7/17/2046 (a)	300,000	240,876
Conn's Receivables Funding LLC, Series 2022-A, Class B, 9.520%, 12/15/2026 (a)	61,513	61,765
Foundation Finance Trust, Series 2021-2A, Class D, 5.730%, 1/15/2042 (a)	100,000	93,435
Foundation Finance Trust, Series 2023-1A, Class D, 9.180%, 12/15/2043 (a)	400,000	398,516
Foundation Finance Trust, Series 2024-1A, Class D, 8.130%, 12/15/2049 (a)	200,000	198,388
LendingClub Receivables Trust, Series 2019-3, Class R1, 10/15/2025 (a)	5,200,000	246,971
LendingClub Receivables Trust, Series 2019-7, Class R1, 1/15/2027 (a)	3,000,000	254,244
LendingClub Receivables Trust, Series 2019-1, Class CERT, 7/17/2045 (a)	17,660	10,833
Lendingpoint Asset Securitization Trust, Series 2022-A, Class E, 7.020%, 6/15/2029 (a)	100,000	5,711
Lendingpoint Asset Securitization Trust, Series 2022-B, Class C, 8.450%, 10/15/2029 (a)	900,000	440,509
Marlette Funding Trust, Series 2023-2A, Class D, 7.920%, 6/15/2033 (a)	500,000	497,324
Marlette Funding Trust, Series 2023-4A, Class B, 8.150%, 12/15/2033 (a)	560,000	572,119
Momnt Technologies Trust, Series 2023-1A, Class B, 8.290%, 3/20/2045 (a)	500,000	495,276
Pagaya AI Debt Selection Trust, Series 2021-1, Class C, 4.090%, 11/15/2027 (a)	210,216	192,719
Pagaya AI Debt Selection Trust, Series 2021-3, Class C, 3.270%, 5/15/2029 (a)	199,989	180,483
Pagaya AI Debt Selection Trust, Series 2021-5, Class C, 3.930%, 8/15/2029 (a)	299,965	276,732
Pagaya AI Debt Selection Trust, Series 2022-1, Class C, 4.888%, 10/15/2029 (a)	99,987	87,486
Pagaya AI Debt Selection Trust, Series 2022-5, Class B, 10.310%, 6/17/2030 (a)	499,981	509,871
Pagaya AI Debt Selection Trust, Series 2024-1, Class D, 9.000%, 7/15/2031 (a)	199,950	194,062
Pagaya AI Debt Selection Trust, Series 2024-2, Class D, 9.000%, 8/15/2031 (a)	150,000	144,676
Pagaya AI Debt Selection Trust, Series 2024-3, Class D, 9.000%, 10/15/2031 (a)	300,000	288,696
Powerpay Issuance Trust, Series 2024-1A, Class B, 8.460%, 2/18/2039 (a)	200,000	198,799
Prosper Marketplace Issuance Trust, Series 2023-1A, Class C, 8.290%, 7/16/2029 (a)	500,000	507,756
Prosper Marketplace Issuance Trust, Series 2023-1A, Class D, 11.240%, 7/16/2029 (a)	300,000	302,229
Prosper Marketplace Issuance Trust, Series 2024-1A, Class C, 6.960%, 8/15/2029 (a)	200,000	198,848
Prosper Marketplace Issuance Trust, Series 2024-1A, Class D, 10.980%, 8/15/2029 (a)	200,000	201,549
Purchasing Power Funding, Series 2024-A, Class E, 10.180%, 8/15/2028 (a)	200,000	201,799
Republic Finance Issuance Trust, Series 2020-A, Class D, 7.000%, 11/20/2030 (a)	500,000	478,411
Republic Finance Issuance Trust, Series 2021-A, Class D, 5.230%, 12/22/2031 (a)	200,000	181,336
Upgrade Master Pass-Thru Trust, Series 2021-PT2, Class A, 15.633%, 5/15/2027 (a)(c)	267,368	209,357
Upstart Pass-Through Trust, Series 2021-ST9, Class CERT, 11/20/2029 (a)	200,000	60,683
Upstart Pass-Through Trust, Series 2022-ST1, Class CERT, 3/20/2030 (a)	100,000	27,778
Upstart Securitization Trust, Series 2022-1, Class C, 5.710%, 3/20/2032 (a)	200,000	96,655
Upstart Securitization Trust, Series 2022-2, Class C, 8.430%, 5/20/2032 (a)	500,000	429,368
Upstart Securitization Trust, Series 2023-1, Class C, 11.100%, 2/20/2033 (a)	500,000	502,240
Upstart Securitization Trust, Series 2023-3, Class B, 8.250%, 10/20/2033 (a)	500,000	511,116
		10,000,506
Credit Card ― 0.19%
Continental Finance Credit Card ABS Master Trust, Series 2020-1A, Class C, 5.750%, 12/15/2028 (a)	200,000	186,056

Equipment ― 0.20%
Octane Receivables Trust, Series 2024-1A, Class E, 7.820%, 8/20/2031 (a)	200,000	192,114

Solar ― 0.57%
Goodleap Sustainable Home Solutions Trust, Series 2023-2GS, Class B, 7.800%, 5/20/2055 (a)	500,000	496,687
Mosaic Solar Loan Trust, Series 2018-1A, Class C, 6/22/2043 (a)(d)	37,044	34,102
Mosaic Solar Loan Trust, Series 2019-1A, Class B, 12/21/2043 (a)(d)	18,549	15,701
		546,490
TOTAL ASSET-BACKED SECURITIES (Cost ― $20,265,288)		$18,108,734

Collateralized Loan Obligations ― 12.78%
AMMC Ltd., Series 2024-30A, Class D, 9.791% (TSFR3M + 4.500%), 1/15/2037 (a)(b)	$250,000	$252,996
ARES CLO Ltd., Series 2024-71A, Class E (TSFR3M + 6.700%), 4/20/2037 (a)(b)(e)	1,000,000	1,000,000
Atlantic Avenue Ltd., Series 2024-2A, Class E, 13.110% (TSFR3M + 7.820%), 4/20/2037 (a)(b)	1,000,000	1,004,283
Atlas Senior Loan Fund Ltd., Series 2023-21A, Class D2, 12.825% (TSFR3M + 7.500%), 7/20/2035 (a)(b)	600,000	618,932
Blackrock MT Hood CLO LLC, Series 2023-1A, Class VDN, 4/20/2035 (a)(c)	1,000,000	510,000
Carlyle US CLO Ltd., Series 2017-4A, Class C, 8.390% (TSFR3M + 3.062%), 1/15/2030 (a)(b)	500,000	498,788
Franklin Park Place CLO LLC, Series 2022-1A, Class E, 12.829% (TSFR3M + 7.500%), 4/14/2035 (a)(b)	1,000,000	993,925
Ivy Hill Middle Market Credit Fund Ltd., Series 9A, Class DRR, 9.276% (TSFR3M + 3.950%), 4/23/2034 (a)(b)	500,000	487,334
KKR CLO Trust, Series 2022-43A, Class ER, 13.299% (TSFR3M + 7.970%), 1/15/2036 (a)(b)	750,000	775,877
LCM LP, Series 40A, Class D2, 12.269% (TSFR3M + 6.940%), 1/15/2036 (a)(b)	1,000,000	1,015,201
Marble Point CLO, Series 2022-1A, Class E, 13.505% (TSFR3M + 8.180%), 4/20/2035 (a)(b)	950,000	952,248
MidOcean Credit CLO, Series 2022-11A, Class ER, 14.077% (TSFR3M + 8.750%), 10/18/2033 (a)(b)	500,000	507,015
Neuberger Berman Loan Advisers LaSalle Street Lending CLO Ltd., Series 2024-2A, Class E (TSFR3M + 7.500%), 4/20/2038 (a)(b)(e)	1,000,000	1,000,000
Ocean Trails CLO, Series 2022-12A, Class E, 13.435% (TSFR3M + 8.110%), 7/20/2035 (a)(b)	750,000	758,242
THL Credit Wind River CLO Ltd., Series 2018-1A, Class E, 11.090% (TSFR3M + 5.762%), 7/15/2030 (a)(b)	500,000	476,880
Tikehau US CLO Ltd., Series 2023-2A, Class D, 11.311% (TSFR3M + 5.950%), 1/15/2036 (a)(b)	500,000	518,040
Trinitas CLO Ltd., Series 2020-14A, Class D, 9.885% (TSFR3M + 4.562%), 1/25/2034 (a)(b)	500,000	500,970
Trinitas CLO Ltd., Series 2022-21A, Class D, 11.645% (TSFR3M + 6.320%), 1/20/2036 (a)(b)	500,000	512,386
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost ― $12,313,245)		$12,383,117

Commercial Mortgage-Backed Securities ― 1.61%
GS Mortgage-Backed Securities Trust, Series 2018-TWR, Class G, 9.543% (TSFR1M + 4.222%), 7/15/2031 (a)(b)	311,000	8,304
HTL Commercial Mortgage Trust, Series 2024-T53, Class F, 11.927%, 5/10/2039 (a)(c)	500,000	498,083
Med Trust, Series 2021-MDLN, Class G, 10.685% (TSFR1M + 5.364%), 11/15/2038 (a)(b)	995,224	995,818
X-Caliber Mortgage Trust, Series 2020-1, Class B1, 12.942% (TSFR1M + 7.614%), 8/6/2024 (a)(b)	47,766	47,486
X-Caliber Mortgage Trust, Series 2021-9, Class B1, 13.447% (TSFR1M + 8.120%), 4/6/2026 (a)(b)	50,000	8,070
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost ― $1,837,982)		$1,557,761

Commercial Mortgage-Backed Securities - U.S. Government Agency ― 0.13%
Federal Home Loan Mortgage Corp., Series 2017-KF41, Class B, 7.937% (SOFR30A + 2.614%), 11/25/2024 (a)(b)	129,217	126,451
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost ― $129,066)		$126,451

Common Stocks ― 0.40%	Shares
Financial ― 0.40%
Essent Group Ltd.	4,400	233,068
NMI Holdings, Inc. (f)	5,000	154,300
TOTAL COMMON STOCKS (Cost ― $299,270)		$387,368
	Principal
Corporate Obligations ― 5.89%	Amount
Communications ― 0.37%
Gray Television, Inc., 5.375%, 11/15/2031 (a)	$600,000	361,018

Consumer, Cyclical ― 0.50%
Carnival Corp., 6.000%, 5/1/2029 (a)	500,000	484,815

Consumer, Non-cyclical ― 0.50%
Upbound Group, Inc., 6.375%, 2/15/2029 (a)	500,000	480,458

Energy ― 1.22%
Greenfire Resources Ltd., 12.000%, 10/1/2028 (a)	400,000	425,130
New Fortress Energy, Inc., 6.500%, 9/30/2026 (a)	500,000	479,182
Shelf Drilling Holdings Ltd., 9.625%, 4/15/2029 (a)	300,000	284,114
		1,188,426
Financial ― 2.91%
EverBank Financial Corp, 5.750%, 7/2/2025	750,000	703,831
Freedom Mortgage Corp., 6.625%, 1/15/2027 (a)	500,000	481,827
OneMain Finance Corp., 9.000%, 1/15/2029	500,000	525,054
PennyMac Financial Services, Inc., 5.750%, 9/15/2031 (a)	500,000	454,329
United Wholesale Mortgage LLC, 5.500%, 4/15/2029 (a)	700,000	651,016
		2,816,057
Industrial ― 0.39%
Great Lakes Dredge & Dock Corp., 5.250%, 6/1/2029 (a)	450,000	377,975
TOTAL CORPORATE OBLIGATIONS (Cost ― $5,476,421)		$5,708,749

Residential Mortgage-Backed Securities ― 57.04%
A&D Mortgage LLC, Series 2024-NQM1, Class B1, 8.594%, 2/25/2069 (a)(c)	1,000,000	1,001,256
American Home Mortgage Assets Trust, Series 2006-6, Class XP, 0.046%, 12/25/2046 (c)(g)	793,268	4,566
American Home Mortgage Investment Trust, Series 2006-3, Class 3A2, 6.750%, 12/25/2036 (h)	310,228	85,759
Bellemeade Re Ltd., Series 2023-1, Class B1, 12.030% (SOFR30A + 6.700%), 10/25/2033 (a)(b)	400,000	445,144
BRAVO Residential Funding Trust, Series 2021-A, Class A1, 4.991%, 10/25/2059 (a)(h)(i)	449,642	442,021
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A3, 1.435%, 3/25/2060 (a)(c)	299,872	279,552
CIM Trust, Series 2021-NR3, Class A1, 5.566%, 6/25/2057 (a)(h)	1,994,018	1,972,455
COLT Mortgage Loan Trust, Series 2021-1, Class M1, 2.287%, 6/25/2066 (a)(c)	1,500,000	968,223
COLT Mortgage Loan Trust, Series 2022-7, Class B1, 6.286%, 4/25/2067 (a)(c)	1,000,000	930,422
Corevest American Finance Trust, Series 2020-4, Class D, 2.712%, 12/15/2052 (a)	770,000	605,640
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-18, Class 1A1, 6.000%, 11/25/2037	78,555	32,028
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2004-29, Class 1X, 2/25/2035 (c)(g)	1,085,137	11
Credit Suisse Mortgage Trust, Series 2017-RPL1, Class B4, 2.968%, 7/25/2057 (a)(c)	1,448,318	276,238
Credit Suisse Mortgage Trust, Series 2022-RPL3, Class A1, 3.804%, 3/25/2061 (a)(c)	2,899,538	2,862,731
Credit Suisse Mortgage Trust, Series 2021-NQM2, Class M1, 2.282%, 2/25/2066 (a)(c)	1,215,000	759,391
Credit Suisse Mortgage Trust, Series 2022-ATH1, Class B1, 4.660%, 1/25/2067 (a)(c)	2,000,000	1,592,988
Credit Suisse Mortgage Trust, Series 2022-ATH1, Class B2, 4.660%, 1/25/2067 (a)(c)	2,000,000	1,531,954
Credit Suisse Mortgage Trust, Series 2022-NQM5, Class M1, 5.169%, 5/25/2067 (a)(c)	1,000,000	845,961
Credit Suisse Mortgage Trust, Series 2022-NQM4, Class A3, 4.819%, 6/25/2067 (a)(h)(i)	871,387	839,862
DSLA Mortgage Loan Trust, Series 2004-AR2, Class X2, 0.002%, 11/19/2044 (c)(g)	301,927	210
Eagle RE Ltd., Series 2023-1, Class M2, 10.530% (SOFR30A + 5.200%), 9/26/2033 (a)(b)	500,000	524,118
Eagle RE Ltd., Series 2021-2, Class M2, 9.580% (SOFR30A + 4.250%), 4/25/2034 (a)(b)	2,250,000	2,356,904
Ellington Financial Mortgage Trust, Series 2021-2, Class M1, 2.296%, 6/25/2066 (a)(c)	2,410,000	1,515,743
Ellington Financial Mortgage Trust, Series 2021-2, Class B1, 3.202%, 6/25/2066 (a)(c)	2,000,000	1,307,810
Ellington Financial Mortgage Trust, Series 2024-INV1, Class B1, 7.592%, 3/25/2069 (a)(c)	1,000,000	968,202
FIGRE Trust, Series 2023-HE3, Class A, 6.436%, 11/25/2053 (a)(c)	1,032,018	1,055,355
GS Mortgage-Backed Securities Trust, Series 2020-PJ3, Class B6, 3.423%, 10/25/2050 (a)(c)	1,662,904	594,869
GS Mortgage-Backed Securities Trust, Series 2020-PJ6, Class B6, 2.774%, 5/25/2051 (a)(c)	995,828	309,730
GS Mortgage-Backed Securities Trust, Series 2020-NQM1, Class B2, 6.693%, 9/27/2060 (a)(c)	2,975,000	2,711,112
GS Mortgage-Backed Securities Trust, Series 2021-NQM1, Class B1, 3.207%, 7/25/2061 (a)(c)	2,000,000	1,407,098
GCAT Trust, Series 2020-NQM2, Class M1, 3.589%, 4/25/2065 (a)(c)(i)	1,500,000	1,255,380
GSAA Home Equity Trust, Series 2006-15, Class AF6, 6.376%, 9/25/2036(h)	39,521	9,895
Home Partners of America Trust, Series 2021-2, Class F, 3.799%, 12/17/2026 (a)	384,505	340,868
Home RE Ltd., Series 2021-2, Class B1, 9.480% (SOFR30A + 4.150%), 1/25/2034 (a)(b)	760,000	767,436
Home RE Ltd., Series 2023-1, Class M2, 11.330% (SOFR30A + 6.000%), 10/25/2033 (a)(b)	2,000,000	2,164,308
JP Morgan Chase Bank, Series 2021-CL1, Class M5, 9.180% (SOFR30A + 3.850%), 3/25/2051 (a)(b)	45,162	41,406
JP Morgan Chase Bank, Series 2021-CL1, Class B, 12.230% (SOFR30A + 6.900%), 3/25/2051 (a)(b)	75,000	73,227
JP Morgan Chase Bank, Series 2020-CL1, Class M5, 11.031% (TSFR1M + 5.714%), 10/25/2057 (a)(b)	136,859	142,507
JP Morgan Mortgage Trust, Series 2021-11, Class AX1, 0.223%, 1/25/2052 (a)(c)(g)	79,767,651	821,447
JP Morgan Mortgage Trust, Series 2022-6, Class B6, 3.064%, 11/25/2052 (a)(c)	1,265,736	379,018
JP Morgan Mortgage Trust, Series 2022-6, Class B5, 3.303%, 11/25/2052 (a)(c)	1,265,000	481,531
JP Morgan Mortgage Trust, Series 2022-6, Class B4, 3.303%, 11/25/2052 (a)(c)	3,030,175	1,342,801
JP Morgan Mortgage Trust, Series 2023-6, Class B6, 5.909%, 12/26/2053 (a)(c)	330,000	175,856
JP Morgan Mortgage Trust, Series 2023-6, Class B4, 6.247%, 12/26/2053 (a)(c)	528,905	420,406
JP Morgan Mortgage Trust, Series 2023-6, Class B5, 6.247%, 12/26/2053 (a)(c)	411,000	273,512
New Residential Mortgage Loan Trust, Series 2019-6A, Class B6, 4.384%, 9/25/2059 (a)(c)	167,039	96,438
Oaktown Re Ltd., Series 2021-2, Class B1, 9.730% (SOFR30A + 4.400%), 4/25/2034 (a)(b)	1,500,000	1,542,545
Progress Residential Trust, Series 2021-SFR1, Class F, 2.757%, 4/17/2038 (a)	1,400,000	1,272,428
Progress Residential Trust, Series 2021-SFR9, Class F, 4.053%, 11/17/2040 (a)	500,000	429,315
PRPM LLC, Series 2024-RCF1, Class M2, 4.000%, 1/25/2054 (a)(h)	550,000	436,145
PRPM LLC, Series 2024-NQM1, Class B1, 7.474%, 12/25/2068 (a)(c)	1,000,000	973,085
Radnor RE Ltd., Series 2021-2, Class B1, 11.330% (SOFR30A + 6.000%), 11/25/2031 (a)(b)	1,000,000	1,061,553
Radnor RE Ltd., Series 2022-1, Class M1B, 12.080% (SOFR30A + 6.750%), 9/25/2032 (a)(b)	1,000,000	1,075,436
Radnor RE Ltd., Series 2023-1, Class B1, 12.580% (SOFR30A + 7.250%), 7/25/2033 (a)(b)	1,125,000	1,240,673
Saluda Grade Mortgage Funding LLC, Series 2023-FIG3, Class B, 7.712%, 8/25/2053 (a)	892,414	909,616
Saluda Grade Mortgage Funding LLC, Series 2023-FIG4, Class A, 6.718%, 11/25/2053 (a)(c)	1,877,217	1,906,036
Saluda Grade Mortgage Funding LLC, Series 2022-INV1, Class A3, 4.690%, 4/25/2067 (a)(c)	933,453	844,996
Seasoned Credit Risk Transfer Trust, Series 2019-3, Class M, 4.750%, 10/25/2058 (c)	1,800,000	1,705,217
Triangle Re Ltd., Series 2021-3, Class M2, 9.080% (SOFR30A + 3.750%), 2/25/2034 (a)(b)	1,600,000	1,619,960
Verus Securitization Trust, Series 2021-5, Class M1, 2.331%, 9/25/2066 (a)(c)	450,000	290,465
Verus Securitization Trust, Series 2022-7, Class M1, 5.379%, 7/25/2067 (a)(c)	750,000	716,447
Wells Fargo Credit Risk Transfer Securities Trust, Series 2015-WF1, Class 1M2, 10.695% (SOFR30A + 5.364%), 11/25/2025 (a)(b)	10,456	7,547
Western Mortgage Reference Notes, Series 2021-CL2, Class M3, 9.430% (SOFR30A + 4.100%), 7/25/2059 (a)(b)	1,421,731	1,429,532
Western Mortgage Reference Notes, Series 2021-CL2, Class M5, 11.830% (SOFR30A + 6.500%), 7/25/2059 (a)(b)	414,531	404,257
Western Mortgage Reference Notes, Series 2021-CL2, Class B, 13.830% (SOFR30A + 8.500%), 7/25/2059 (a)(b)	400,000	397,381
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost ― $57,213,991)		$55,276,023

Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer ― 3.24%
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1B2, 9.030% (SOFR30A + 3.700%), 2/25/2044 (a)(b)	850,000	862,218
Federal Home Loan Mortgage Corp., Series 2022-HQA1, Class M2, 10.580% (SOFR30A + 5.250%), 3/25/2042 (a)(b)	1,000,000	1,085,105
Federal Home Loan Mortgage Corp., Series 2022-HQA1, Class B2, 16.330% (SOFR30A + 11.000%), 3/25/2042 (a)(b)	1,000,000	1,172,071
Federal Home Loan Mortgage Corp., Series 2018-SPI3, Class B, 4.155%, 8/25/2048 (a)(c)	30,932	23,122
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER (Cost ― $2,840,698)		$3,142,516

Short-Term Investments ― 2.96%	Shares
Money Market Funds ― 2.96%
First American Government Obligations Fund, Class U, 5.244% (j)	2,866,900	2,866,900
TOTAL SHORT-TERM INVESTMENTS (Cost ― $2,866,900)		$2,866,900
TOTAL INVESTMENTS ― 102.73% (Cost ― $103,242,861)		$99,557,619
Liabilities in Excess of Other Assets ― (2.73%)		(2,643,424)
NET ASSETS ― 100.00%		$96,914,195

LIBOR:	London Inter-Bank Offered Rate
SOFR:	Secured Overnight Financing Rate
SOFR30A:	Secured Overnight Financing Rate 30 Day Average
TSFRM:	Term Secured Overnight Financing Rate

(a)
Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933.  The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
These securities are determined to be liquid by the Adviser, under the procedures established by the Fund's Board of Trustees, unless otherwise denoted. At April 30, 2024, the value of these securities amounted to
$93,236,780 or 96.21% of net assets.

(b)
Variable or floating rate security based on a reference index and spread.  Certain securities are fixed to variable and currently in the fixed phase. Securities that reference SOFR may have been subject to a credit spread adjustment, particularly legacy holdings that previously referenced LIBOR and have transitioned to SOFR as the base lending rate. Rate disclosed is the rate in effect as of April 30, 2024.

(c)	Variable rate security. The coupon is based on an underlying pool of assets. Rate disclosed is the rate in effect as of April 30, 2024.
(d)	Principal only security.
(e)	Security issued on a when-issued basis. On April 30, 2024, the total value of investments purchased on a when-issued basis was $2,000,000 or 2.06% of net assets.
(f)	Non-income producing security.
(g)	Interest only security.
(h)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is the rate in effect as of April 30, 2024.
(i)	All or a portion of the security has been pledged as collateral in connection with open reverse repurchase agreements. At April 30, 2024, the value of securities pledged amounted to $2,537,263.
(j)	Rate disclosed is the seven day yield as of April 30, 2024.

Schedule of Open Futures Contracts

Short Futures Contracts	Expiration Month	Number of Contracts	Notional Value	Value & Unrealized Appreciation (Depreciation)

5 Year ERIS Aged Standard Swap Future	June 2024	(1)	($96,487)	$161

Schedule of Open Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value
Goldman Sachs & Co.	6.769%	4/19/2024	5/17/2024	$294,667	$293,124
Goldman Sachs & Co.	7.269%	4/19/2024	5/17/2024	1,250,383	1,243,353
Total					$1,536,477

A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing transaction under which the Fund will effectively pledge certain assets as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount less than the fair value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and interest and correspondingly receive back its collateral. While used as collateral, the pledged assets continue to pay principal and interest which are for the benefit of the Fund.

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund records its investments at fair value in accordance with fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments based on the best information available)

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities, mortgage-backed securities, collateralized loan obligations, and corporate obligations are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information may be utilized. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price. If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter (“OTC”) markets as published by a pricing service. In the event market quotations or Composite Market pricing are notreadily available, fair value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the OTC market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise, fair value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. OTC financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund’s valuation processes and reports quarterly to the Board. The Board has selected Angel Oak Capital Advisors, LLC (the “Adviser”) as the Valuation Designee. As such, the Valuation Committee of the Adviser has been delegated the day-to-day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Valuation Designee’s Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the investments by their inputs used to value the Fund's net assets as of April 30, 2024:

	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Securities	$–	$18,108,734	$–	$18,108,734
Collateralized Loan Obligations	–	12,383,117	–	12,383,117
Commercial Mortgage-Backed Securities	–	1,557,761	–	1,557,761
Commercial Mortgage-Backed Securities - U.S. Government Agency	–	126,451	–	126,451
Common Stocks	387,368	–	–	387,368
Corporate Obligations	–	5,708,749	–	5,708,749
Residential Mortgage-Backed Securities	–	55,276,023	–	55,276,023
Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer	–	3,142,516	–	3,142,516
Short-Term Investments	2,866,900	–	–	2,866,900
Total	$3,254,268	$96,303,351	$–	$99,557,619
Other Financial Instruments
Assets
Futures Contracts*	$161	$–	$–	$–
Liabilities
Reverse Repurchase Agreements	–	(1,536,477)	–	(1,536,477)
Total	$161	($1,536,477)	$–	($1,536,316)

*Futures are reflected at the unrealized appreciation (depreciation) on the instrument as presented in the Schedule of Open Futures Contracts.

See the Schedule of Investments for further disaggregation of investment categories. During the period ended April 30, 2024, the Fund did not recognize any transfers to or from Level 3.

Secured Borrowings

A reverse repurchase agreement is the sale by the Fund of a security to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that security from that party on a future date at a higher price. Reverse repurchase agreements involve the risk that the counterparty will become subject to bankruptcy or other insolvency proceedings or fail to return a security to the Fund. In such situations, the Fund may incur losses as a result of a possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights, a possible lack of access to income on the underlying security during this period, or expenses of enforcing its rights.

The gross obligations for secured borrowing by the type of collateral pledged and remaining time to maturity on reverse repurchase contracts is as follows:

Reverse Repurchase Agreements	Overnight and Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Residential Mortgage-Backed Securities	$–	$1,536,477	$–	$–	$1,536,477
Total	$–	$1,536,477	$–	$–	$1,536,477

The average monthly notional value of short futures contracts and long swap contracts during the period ended April 30, 2024, was ($96,507) and $7,500,000, respectively.